ACQUISITION	12 Months Ended
Mar. 31, 2015
ACQUISITION
ACQUISITION

(19)ACQUISITION

On October 31, 2013, ATA Inc. acquired the entire equity interest of Xing Wei and its wholly owned subsidiary Zhi Xing (collectively the “Xing Wei Group”) for cash consideration of USD 3.19 million (equivalent RMB 19,612,120). Xing Wei Group provides training solutions as well as mobile training platforms for corporations in the PRC. The Company expected the acquisition will provide the Company a more comprehensive set of service offerings, which will enable it to deepen its existing client relationships in the PRC.

The Company paid the selling shareholder of Xing Wei Group USD 3.19 million in cash on November 1, 2013.

This acquisition was accounted for under the acquisition method and resulted in Xing Wei Group becoming consolidated subsidiaries of the Company.

The acquired business contributed net revenue of RMB 305,607 and net loss of RMB 1,702,306 to the Company for the period from October 31, 2013 to March 31, 2014. The following unaudited pro forma summary presents consolidated information of the Company as if the business combination had occurred on April 1, 2012:

	Pro forma year ended March 31, 2013(Unaudited)	Pro forma year ended March 31, 2014(Unaudited)
	RMB	RMB

Net revenue	367,598,801	386,386,238
Net income	20,640,931	23,342,382

The Company had no material, nonrecurring pro forma adjustment directly attributable to the business combination included in the reported pro forma net revenue and net income.

Acquisition related costs of RMB 676,237 were included in the general and administration expenses in the Company’s consolidated statement of comprehensive income for the year ended March 31, 2014.

The following table summarizes the consideration paid to acquire Xing Wei Group and the amounts of identifiable assets acquired and liabilities assumed at the acquisition date:

October 31, 2013
RMB
Fair value of consideration transferred:
Cash	19,612,120

Fair values of identifiable assets acquired and liabilities assumed:
Cash	9,785,414
Accounts receivable and other current assets	710,300
Contracts in progress	1,225,380
Property and equipment	165,168
Training platform	422,700
Accrued expenses and other current liabilities	(285,894)

Total identifiable net assets	12,023,068

Goodwill	7,589,052

19,612,120

The goodwill represents the workforce of the acquired business and synergies expected to arise after the Company’s acquisition of Xing Wei Group and expanding the product offering of testing services. All of the goodwill was assigned to the enterprise level. The goodwill is not expected to be deductible for income tax purpose.